Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$26,893,899,824	$23,585,553,194
Deemed distributions	(731,504)	(788,044)
Amounts allocated to withdrawing participants	(7,573,665)	(4,729,325)
Net assets available for benefits per the Form 5500	$26,885,594,655	$23,580,035,825
The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the Form 5500:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$3,190,961,180
Less: Amounts allocated to withdrawing participants at December 31, 2025 (not yet paid)	(7,573,665)
Less: Deemed distributions	(95,447)
Add: Amounts allocated to withdrawing participants at December 31, 2024	4,729,325
Add: Loan offset	151,987
Net increase in net assets available for benefits per the Form 5500	$3,188,173,380